Initial Public Offering - Additional Information (Details) - USD ($)				2 Months Ended	5 Months Ended	8 Months Ended
	Mar. 31, 2021	Mar. 30, 2021	Mar. 26, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common stock, par value (in USD per share)						$ 0.0001	$ 0.0001	$ 0.0001
Khosla
Class of Stock [Line Items]
Shares issued, price per share (in USD per share)			$ 10.00
Proceeds from sale of Private Placement Shares	$ 11,326,880			$ 11,326,880	$ 407,339,180	$ 407,339,180
Assets held in trust			$ 16,344,120
Khosla | IPO
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)		416,334,120
Shares issued, price per share (in USD per share)			$ 10.00
Khosla | Class A Common Stock
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)			41,634,412
Common stock, par value (in USD per share)			$ 0.0001		$ 0.0001	$ 0.0001
Khosla | Class A Common Stock | IPO
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)			40,000,000
Shares issued, price per share (in USD per share)			$ 10.00
Common stock, par value (in USD per share)			$ 0.0001
Khosla | Class A Common Stock | Private Placement
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)	32,688		1,100,000
Shares issued, price per share (in USD per share)	$ 10.00		$ 10.00	$ 10.00
Common stock, par value (in USD per share)			$ 0.0001
Proceeds from sale of Private Placement Shares	$ 326,880		$ 11,000,000	$ 11,326,880
Khosla | Class A Common Stock | Over-Allotment Option
Class of Stock [Line Items]
Sale of Private Placement Shares (in shares)		16,344,118	1,634,412
Shares issued, price per share (in USD per share)			$ 10.00